Goodwill and Other Intangible Assets - Components of Other Intangible Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Other Intangible Assets [Line Items]
Gross Carrying Amount, amortizable intangible assets	$ 210	$ 211
Accumulated Amortization, amortizable intangible assets	(111)	(95)
Net Book Value, amortizable intangible assets	99	116
Gross Carrying Amount, total other intangible assets	242	243
Net Book Value, total other intangible assets	131	148
Trade Names
Schedule Of Other Intangible Assets [Line Items]
Net Book Value, indefinite-lived trade names	32	32
Customer Relationships
Schedule Of Other Intangible Assets [Line Items]
Gross Carrying Amount, amortizable intangible assets	205	206
Accumulated Amortization, amortizable intangible assets	(109)	(94)
Net Book Value, amortizable intangible assets	96	112
Trade Names
Schedule Of Other Intangible Assets [Line Items]
Gross Carrying Amount, amortizable intangible assets	5	5
Accumulated Amortization, amortizable intangible assets	(2)	(1)
Net Book Value, amortizable intangible assets	$ 3	$ 4